SHARE-BASED COMPENSATION (Schedule of Share Options Activity) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Number of Options
Outstanding Options at beginning of year	1,934,735	2,181,075	2,313,224
Option's Granted	665,000	40,000	47,500
Option's Exercised	(208,332)	(79,624)	(80,149)
Option's Forfeited	(78,154)	(206,716)	(99,500)
Outstanding options and at end of year	2,313,249	1,934,735	2,181,075
Option's Exercisable at end of year	1,475,451	1,562,235	1,401,866
Weighted Average Exercise Price
Outstanding Options at beginning of year | $	$ 10.02	$ 9.62	$ 9.35
Option's Granted | $	5.12	6.72	8.56
Option's Exercised | $	2.63	0.09	0.09
Option's Forfeited | $	9.06	8.93	10.8
Outstanding options and at end of year | $	9.31	10.02	9.62
Option's Exercisable at end of year | $	$ 11.23	$ 10.25	$ 9.35
Restricted Shares Unit [Member]
Number of Options
Outstanding Options at beginning of year
Option's Granted	95,833
Option's Exercised
Option's Forfeited
Outstanding options and at end of year	95,833
Option's Exercisable at end of year